STOCK-BASED COMPENSATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended		12 Months Ended
	Jan. 26, 2016	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 03, 2020	Dec. 20, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expenses		$ 1,965	$ 1,363	$ 9,026	$ 1,281
Shares available for grant (in shares)		2,951,062		5,471,053
Granted in period (in shares)		4,075,600	2,160,500	2,613,700
Weighted average grant date fair value of stock options (in dollars per share)		$ 2.96		$ 1.00
Fair value of vested stock options		$ 1,420		$ 1,772	1,281
Unrecognized compensation costs		13,350		$ 4,590
Outstanding options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted in period		$ 12,075	$ 2,112
Unrecognized compensation costs, period of recognition		3 years 3 months 18 days		2 years 8 months 12 days
Restricted stock | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expenses					$ 12
Shares authorized for grant (in shares)	5,394,000
Shares available for grant (in shares)	2,697,000
Expiration period	36 months
Restricted stock vested during period (in shares)	2,697,000
2013 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for grant (in shares)						16,727,451	3,000,000
Shares available for grant (in shares)		2,951,062		5,471,053
2013 Stock Incentive Plan | Outstanding options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		10 years		10 years
2013 Stock Incentive Plan | Outstanding options to purchase common stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year		1 year
2013 Stock Incentive Plan | Outstanding options to purchase common stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years		4 years
2013 Stock Incentive Plan | Incentive options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years		5 years